Trade and other receivables (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Trade and other receivables
Government grants receivable	£ 1,241	£ 5,415	£ 8,943	£ 1,989
Prepayments	4,203	6,571		733
Other receivables	2,514	672		810
Total trade and other current receivables	14,157	12,658		3,532
R&D tax credit receivable	£ 4,909	2,716		328
VAT receivables		2,595		6
Prepaid insurance		£ 3,805		£ 0